Post-employment benefits for associates (Details 9) $ in Millions	Dec. 31, 2018 USD ($)
Pension plans
Novartis Group contributions
Contributions, next fiscal year (estimated)	$ 436
Pension plans | Not later than one year [member]
Expected future benefit payments
Expected future benefit payment	1,146
Pension plans | Later than one year and not later than two years [member]
Expected future benefit payments
Expected future benefit payment	1,135
Pension plans | Later than two years and not later than three years [member]
Expected future benefit payments
Expected future benefit payment	1,130
Pension plans | Later than three years and not later than four years [member]
Expected future benefit payments
Expected future benefit payment	1,119
Pension plans | Later than four years and not later than five years [member]
Expected future benefit payments
Expected future benefit payment	1,109
Pension plans | Later than five years and not later than ten years [member]
Expected future benefit payments
Expected future benefit payment	5,444
Other post-employment benefit plans
Novartis Group contributions
Contributions, next fiscal year (estimated)	65
Other post-employment benefit plans | Not later than one year [member]
Expected future benefit payments
Expected future benefit payment	66
Other post-employment benefit plans | Later than one year and not later than two years [member]
Expected future benefit payments
Expected future benefit payment	69
Other post-employment benefit plans | Later than two years and not later than three years [member]
Expected future benefit payments
Expected future benefit payment	71
Other post-employment benefit plans | Later than three years and not later than four years [member]
Expected future benefit payments
Expected future benefit payment	73
Other post-employment benefit plans | Later than four years and not later than five years [member]
Expected future benefit payments
Expected future benefit payment	74
Other post-employment benefit plans | Later than five years and not later than ten years [member]
Expected future benefit payments
Expected future benefit payment	$ 366